CAPITAL STOCK	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
CAPITAL STOCK

NOTE 8 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of “blank check” preferred stock, $0.0001 par value. All preferred stock were undesignated as of December 31, 2023 and 2022.

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.0001 per share, of which 21,419,500 shares were issued and outstanding at December 31, 2023 and 13,365,000 were issued and outstanding at December 31, 2022.

On January 3, 2023, we entered into a Consulting Agreement with DojoLabs Group, Inc. (“DojoLabs”), to provide various strategic marketing related services to the Company pursuant to a defined scope of work during the term of the agreement, which is the earlier of a) all deliverables being received by the Company pursuant to the scope of work, or b) if terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay DojoLabs $100,000 in cash and issued DojoLabs 50,000 shares of restricted common stock with registration rights and fully vest upon the completion of all work performed under the scope of work. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $1.00 per share for a total of $100,000.

On January 6, 2023, we entered into a Consulting Agreement with Bethor, Ltd. (“Bethor”), to provide strategic advisory services to the Company during the term of the agreement, which is for 12 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Bethor 250,000 shares of restricted common stock with registration rights. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $1.00 per share for a total of $250,000.

On January 6, 2023, the Company established an advisory board (the “Advisory Board”) and approved and adopted a charter (the “Advisory Board Charter”) to govern the Advisory Board. Pursuant to the Advisory Board Charter, the Advisory Board shall be comprised of a minimum of two (2) members, all of whom shall be appointed and subject to removal by the Board of Directors at any time. In addition to the enumerated responsibilities of the Advisory Board in the Advisory Board Charter, the primary function of the Advisory Board is to assist the Board of Directors in its general oversight of the Company’s development of new business ventures and strategic planning.

In connection with the establishment of the Advisory Board, the Board of Directors appointed Dr. Brian Rudman (“Dr. Rudman”) and Mr. Jarrett Boon (“Mr. Boon”), both of whom are independent, non-Board members and non-Company employees, to the Advisory Board. Dr. Rudman will serve as Chairman of the Advisory Board.

In connection with Dr. Rudman’s appointment to the Advisory Board, the Company entered into an Advisor Agreement (the “Dr. Rudman Consulting Agreement”), dated effective January 6, 2023, with Dr. Rudman, whereby the Company agreed to issue Dr. Rudman 25,000 shares of the Company’s restricted common stock, pay Dr. Rudman $2,000 per month in cash, and reimburse Dr. Rudman for reasonable out-of-pocket expenses, including, without limitation, travel expenses incurred by him in connection with the Company’s requests of the performance of his duties to the Company in service on the Advisory Board. The shares were valued at $1.00 per share for a total of $25,000.

In connection with Mr. Boon’s appointment to the Advisory Board, the Company entered into an Advisor Agreement (the “Mr. Boon Consulting Agreement”), dated effective January 6, 2023, with Mr. Boon, whereby the Company agreed to issue Mr. Boon 25,000 shares of the Company’s restricted common stock and to reimburse Mr. Boon for reasonable out-of-pocket expenses, including, without limitation, travel expenses incurred by him in connection with the Company’s requests of the performance of his duties to the Company in service on the Advisory Board. The shares were valued at $1.00 per share for a total of $25,000.

On January 24, 2023, we entered into Consulting Agreements with four consultants to the Company: (1) Sultan Haroon; (2) John Helfrich; (3) Justin Baker; and (4) Maja Matthews, each of whom is also an employee of Epiq Scripts. Pursuant to the Consulting Agreements, the Consultants agreed to provide us services related to the research, development, packaging and marketing for additional pharmaceutical and other over-the-counter related products during the term of the agreement, which each have a term of 18 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued an aggregate of 350,000 shares of common stock to the consultants as follows: (1) Sultan Haroon 150,000 shares of restricted common stock; (2) John Helfrich 25,000 shares of restricted common stock; (3) Justin Baker 25,000 shares of restricted common stock; and (4) Maja Matthews 150,000 shares of restricted common stock. The shares issued to Haroon and Matthews vest at the rate of 50,000 shares upon entry into the agreement, 50,000 shares upon the Company’s successful launch of a new product category, and 50,000 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement. The shares issued to Helfrich and Baker vest at the rate of 10,000 shares upon entry into the agreement, 7,500 shares upon the Company’s successful launch of a new product category, and 7,500 shares upon the Company’s successful launch of a second and additional new product category, in each case prior to the 18-month anniversary of the applicable agreement. Any shares not vested by the eighteen-month anniversary of the applicable agreement are forfeited. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $1.00 per share for a total of $350,000.

On March 22, 2023, the Company sold 1,250,000 shares of its common stock at a price of $4.00 per share to investors in connection with its IPO for gross proceeds of $5,000,000.

On April 24, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On April 25, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On April 25, 2023, a warrant holder exercised private placement Warrants to purchase 25,000 shares of common stock with an exercise price of $1.00 per share in consideration for $25,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On April 25, 2023, a warrant holder exercised private placement Warrants to purchase 25,000 shares of common stock with an exercise price of $1.00 per share in consideration for $25,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On April 25, 2023, a warrant holder exercised private placement Warrants to purchase 75,000 shares of common stock with an exercise price of $1.00 per share in consideration for $75,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On April 26, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On May 1, 2023, a warrant holder exercised private placement Warrants to purchase 25,000 shares of common stock with an exercise price of $1.00 per share in consideration for $25,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On and effective on May 1, 2023, the Company entered into an Employment Agreement with Mrs. Amanda Hammer (the “Employment Agreement”). The Employment Agreement provides for Mrs. Hammer to serve as Chief Operating Officer of the Company for an initial three-year term extending through May 1, 2026, provided that the agreement automatically renews for additional one-year terms thereafter in the event neither party provides the other at least 60 days prior notice of their intention not to renew the terms of the agreement. The agreement provides for Mrs. Hammer to receive an annual salary of $150,000 per year. The Employment Agreement also required the Company to grant Mrs. Hammer a sign-on bonus of (a) 75,000 restricted shares of common stock of the Company, vested in full upon issuance, and (b) options to purchase an additional 150,000 shares of common stock of the Company, under the Company’s 2022 Equity Incentive Plan (the “Plan”), with an exercise price of the greater of (i) $1.10 per share; and (ii) the closing sales price of the Company’s common stock on the Nasdaq Capital Market on the date the Employment Agreement and the grant is approved by the Board (which date was May 1, 2023), and which exercise price was $1.00 per share, with options to purchase 50,000 shares vesting every twelve months that the Employment Agreement is in effect, subject to the terms of the Plan. The options are exercisable for a period of ten years and are documented by a separate option agreement entered into by the Company and Mrs. Hammer.

On May 1, 2023, we entered into a Software Development Agreement with Redlime Solutions, Inc. (“Redlime”) to provide software development services during the term of the agreement, which is for twelve months. In consideration for agreeing to provide the services under the agreement, the Company agreed to pay Redlime $300,000 in cash and issue Redlime 180,000 shares of restricted common stock. The shares were valued at $1.00 per share for a total of $180,000.

On May 25, 2023, the Board of Directors appointed Mr. Aaron Andrew (“Mr. Andrew”), an independent, non-Board member and non-Company employee, to the Advisory Board. In connection with Mr. Andrew’s appointment to the Advisory Board, the Company entered into an Advisor Agreement (the “Mr. Andrew Consulting Agreement”), dated effective May 25, 2023, with Mr. Andrew, whereby the Company agreed to issue Mr. Andrew 50,000 shares of the Company’s restricted common stock under the 2022 Plan and to reimburse Mr. Andrew for reasonable out-of-pocket expenses, including, without limitation, travel expenses incurred by him in connection with the Company’s requests of the performance of his duties to the Company in service on the Advisory Board. The shares were valued at $1.10 per share for a total of $55,000.

On June 1, 2023, we entered into a Consulting Agreement with Major Dodge (“Major”), to provide acting and production related services to the Company during the term of the agreement, which is for 12 months unless otherwise earlier terminated due to breach of the agreement by either party and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued Major 20,000 shares of restricted common stock under the 2022 Plan. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $1.10 per share for a total of $22,000.

On June 1, 2023, we entered into a Production and Broadcasting Agreement with New To The Street Group, LLC (“New To The Street”), to provide production, broadcasting and other marketing related services to the Company during the term of the agreement, which is for 3 months unless otherwise earlier terminated. In consideration for agreeing to provide the services under the agreement, the Company issued New To The Street 50,000 shares of restricted common stock and agreed to pay New To The Street a monthly cash payment of $5,000. The shares were valued at $1.10 per share for a total of $55,000.

On June 5, 2023, a warrant holder exercised private placement Warrants to purchase 25,000 shares of common stock with an exercise price of $1.00 per share in consideration for $25,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 6, 2023, a warrant holder exercised private placement Warrants to purchase 150,000 shares of common stock with an exercise price of $1.00 per share in consideration for $150,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 7, 2023, a warrant holder exercised private placement Warrants to purchase 75,000 shares of common stock with an exercise price of $1.00 per share in consideration for $75,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 8, 2023, a warrant holder exercised private placement Warrants to purchase 24,500 shares of common stock with an exercise price of $1.00 per share in consideration for $24,500 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 21, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 22, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On June 27, 2023, a warrant holder exercised private placement Warrants to purchase 100,000 shares of common stock with an exercise price of $1.00 per share in consideration for $100,000 in cash. The shares of common stock issuable upon exercise of the warrants were registered under the Securities Act.

On September 1, 2023, we entered into a service agreement with Greentree Financial Group, Inc. (“Greentree” and the “Service Agreement”). Pursuant to the Service Agreement, Greentree agreed to perform the following services: (a) bookkeeping services for the Company for the period from October 1, 2023 through September 30, 2024; (b) advice and assistance to the Company in connection with the conversion of its financial reporting systems, including its projected financial statements, to a format that is consistent with US GAAP; (c) assistance to the Company with compliance filings for the quarters ended September 30, 2023, March 31, 2024, June 30, 2024 and the year ended December 31, 2023, including the structure and entries as well as assistance with US GAAP footnotes; (d) reviewing, and providing advice to the Company on, all documents and accounting systems relating to its finances and transactions, with the purpose of bringing such documents and systems into compliance with US GAAP or disclosures required by the SEC; and (e) providing necessary consulting services and support as a liaison for the Company to third party service providers, including coordination amongst the Company and its attorneys, CPAs and transfer agent. Since February 2015, Mr. Eugene (Gene) M. Johnston, our Chief Financial Officer (who was appointed October 1, 2022) has served as an Audit Manager for Greentree.

The Company agreed to issue Greentree 75,000 shares of the Company’s restricted common stock upon the parties’ entry into the agreement, and to pay Greentree $40,000 in cash, payable as follows: (a) $20,000 on or before September 30, 2023; (b) $20,000 on or before March 31, 2024. We also agreed to reimburse Greentree for its reasonable out-of-pocket expenses incurred in connection with Greentree’s activities under the agreement, including the reasonable fees and travel expenses for the meetings on behalf of the Company. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Greentree and its affiliates with regard to certain matters. The shares were valued at $1.13 per share for a total of $84,750.

On October 1, 2023, the Company executed a Summary of Terms and Conditions (“Consulting Agreement”) with Gene Johnston (“Johnston”) continuing his appointment as the Company’s Chief Financial Officer on a full-time basis for a term of 12 months. Pursuant to the Consulting Agreement, the Company issued Johnston 50,000 shares of the Company’s common stock and $2,000 per month. The Consulting Shares shall be issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan.

On October 10, 2023, we entered into a Consulting Agreement with Luca Consulting, LLC (“Luca”), to provide certain management and consulting services to the Company during the term of the agreement, which is for three months unless otherwise earlier terminated due to breach of the agreement by either party. In consideration for agreeing to provide the services under the agreement, the Company issued 200,000 shares of the Company’s restricted common stock upon the parties’ entry into the agreement and to pay Luca $15,000 in cash, payable as follows: (a) $5,000 on the signing of the agreement; (b) $5,000 on the tenth of each month throughout the remainder of the agreement. The Service Agreement includes customary indemnification obligations requiring the Company to indemnify Luca and its affiliates with regard to certain matters. The shares were valued at $0.63 per share for a total of $126,000.

On November 1, 2023, we entered into an Influencer Agreement with Jason Szkup (“Scoop”) to promote its products or services through social media platforms and other online channels, In consideration for agreeing to provide the services under the agreement, the Company agreed to pay Scoop $10,000 in cash and issue 30,000 shares. The shares were valued at $0.58 per share for a total of $17,400. The Shares shall be issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan.

On November 1, 2023, the Board of Directors appointed Dr. Douglas Christianson, ND (“Dr. Christianson”), an independent, non-Board member and non-Company employee, to the Advisory Board. In connection with Dr. Christianson’s appointment to the Advisory Board, the Company entered into an Advisor Agreement (the “Dr. Christianson Consulting Agreement”), with Dr. Christianson, whereby the Company agreed to issue Dr. Christianson 50,000 shares. The Shares shall be issued under, and subject to the terms of, the Company’s 2022 Equity Incentive Plan. The Company will reimburse Dr. Christianson for reasonable out-of-pocket expenses, including, without limitation, travel expenses incurred by him in connection with the Company’s requests of the performance of his duties to the Company in service on the Advisory Board. The shares were valued at $0.58 per share for a total of $29,000.

On November 15, 2023, we renewed a Consulting Agreement with PHX Global, LLC (“PHX”), which is owned by Peter “Casey” Jensen, who is a member of the Board of Directors of American International. Pursuant to the Consulting Agreement, PHX agreed to provide consulting and general business advisory services as reasonably requested by the Company during the term of the agreement, which was for 12 months, unless otherwise earlier terminated due to breach of the agreement by either party, and the failure to cure such breach 30 days after written notice thereof. In consideration for agreeing to provide the services under the agreement, the Company issued PHX 200,000 shares of restricted common stock. The agreement contains customary confidentiality and non-solicitation provisions. The shares were valued at $0.47 per share for a total of $94,000. PHX is a related party.

On December 11, 2023, the Company entered into a Marketing Agreement with Marius Pharmaceuticals (“Marius”) to market and sell KYZATREX®, an innovative FDA-approved oral Testosterone Replacement Therapy (TRT) product, under the program, ‘PRIME’ by MangoRx. During the Term, Marius grants to MangoRx a non-exclusive, non-transferable, royalty-free license to use the Marius Marks in the United States (the “Territory”) for the sole purpose of the Permitted Purpose. The term of the initial agreement is for two years, automatically renewable for successive one year terms, subject to certain performance targets as agreed upon each year. As consideration for the license granted herein, MangoRx shall issue to Marius one hundred thousand (100,000) shares of the Company’s common stock (the “Marius Shares”). The Marius Shares shall be issued to Marius upon signing of this Agreement and shall be deemed fully earned upon signing this Agreement. The shares were valued at $0.58 per share for a total of $58,000.

On December 19, 2023 the Company sold 4,000,000 shares of its common stock at a price of $0.30 per share to investors in connection with a follow on offering for gross proceeds of $1,200,000.

Options:

During the year ended December 31, 2022, the Company granted a total of 1,250,000 options to purchase shares of common stock of the Company, under the 2022 Plan, of which 750,000 were granted to Jacob Cohen, the Company’s CEO, and 500,000 were granted to Jonathan Arango, the Company’s then President and then COO, related to their respective employment agreement. The options have an exercise price of $1.10 per share, an original life of five years and vest at the annual renewal of their employment over three years.

On May 1, 2023, the Company granted 150,000 options to purchase shares of common stock of the Company, under the 2022 Plan to Amanda Hammer, the Company’s COO, related to her employment agreement. The options have an exercise price of $1.10 per share, an original life of five years and vest at the annual renewal of their employment over three years.

On December 28, 2023, the Company granted 1,250,000 options to purchase shares of common stock of the Company, under the 2022 Plan to Jacob Cohen, the Company’s CEO, related to his employment agreement. The options have an exercise price of $0.32 per share, an original life of five years and vested at the time of grant.

As of December 31, 2023 and 2022, $624,463 and $82,267, respectively, has been recorded and included as stock-based compensation expense on the statement of operations for the year-ended December 31, 2023 and within general and administrative expense for year-ended December 31, 2022. Mr. Cohen, Mr. Arango (former President and Director) and Ms. Hammer are related parties.

The following table summarizes common stock options activity: The following table summarizes common stock options activity:

	Options	Weighted Average Exercise Price
December 31, 2021	-	$-
Granted	1,250,000	1.10
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2022	1,250,000	$1.10
Exercisable, December 31, 2022	133,333	$1.10

Granted	1,400,000	$0.40
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2023	2,650,000	$0.73
Exercisable, December 31, 2023	1,812,500	$0.73

The weighted average exercise prices, remaining lives for options granted, and exercisable as of December 31, 2023 were as follows:

	Outstanding Options		Exercisable Options
Options Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$1.10	1,400,000	4.28	$1.10	562,500	$1.10
$0.32	1,250,000	5.00	$0.32	1,250,000	$0.32

As of December 31, 2023, the fair value of options outstanding was $573,202. The aggregate initial fair value of the options measured on the grant date of August 31, 2022, May 1, 2023 and December 28, 2023 was calculated using the Black-Scholes option pricing model based on the following assumption:

Fair Value of Common Stock on measurement date	$1.00 - 0.32
Risk free interest rate	3.83% - 3.30%
Volatility	232.05% 92.54%
Dividend Yield	0%
Expected Term	6.0 - 3.5

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future
(4)	The Company, in accordance with staff accounting bulletin (“SAB”)14-D.2, used the simplified method (plain vanilla) to determine the overall expected term

Warrants:

As additional consideration in connection with the IPO, upon the closing of the IPO, we granted Boustead Securities, LLC, the representative of the underwriters named in the Underwriting Agreement for the IPO, warrants to purchase 87,500 shares of common stock with an exercise price of $5.00 per share, which are exercisable six months after the effective date of the registration statement filed in connection with the IPO (March 20, 2023) and expire five years after such effectiveness date. The fair value of the warrants on the grant date was $31,995.

As additional consideration in connection with the follow on offering, upon the closing of the follow on offering, we granted Boustead Securities, LLC, the representative of the underwriters named in the Underwriting Agreement for the secondary offering, warrants to purchase 280,000 shares of common stock with an exercise price of $0.38 per share, which are exercisable six months after the effective date of the registration statement filed in connection with the follow on offering (December 19, 2023) and expire five years after such effectiveness date. The fair value of the warrants on the grant date was $271,216.

As of December 31, 2023 and 2022, the fair value of warrants outstanding to investors was $852,480 and $581,264, respectively. Because the warrants vested immediately, the fair value was assessed on the grant date.

The following table summarizes common stock warrants activity:

	Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	-	$-
Granted	2,210,070	1.00
Exercised	-	-
Expired	-
Cancelled	(210,070)	1.00
Outstanding, December 31, 2022	2,000,000	1.00
Exercisable, December 31, 2022	2,000,000	$1.00

Granted	367,500	1.22
Exercised	(1,024,500)	1.00
Expired	-	-
Cancelled	-	-
Outstanding, December 31, 2023	1,343,000	1.43
Exercisable, December 31, 2023	1,343,000	$1.43

The weighted average exercise prices, remaining lives for warrants granted, and exercisable as of December 31, 2023, were as follows:

	Outstanding and Vested Warrants
Weighted Average Warrant Exercise Price Per Share	Shares	Life (Years)
$1.43	1,343,000	2.07

As of December 31, 2023, warrants to purchase 1,063,000 shares of common stock are outstanding and vested, and the vested stock warrants have a weighted average remaining life of 3.83 years.

Fair Value of Common Stock on measurement date	$0.37 - $0.97
Risk-free interest rate	From 2.95% to 4.00%
Volatility	From 81.92% to 169.22%
Dividend Yield	0%
Expected Term	5 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.